CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash and cash equivalents	$ 76	$ 1	$ 14
Accounts receivable, net of allowance for doubtful accounts	5	3	0
Inventory, net of reserves	295	265	773
Other current assets	90	111	259
Total current assets	466	380	1,046
Property and equipment, net	43	49	126
Other assets	18	60	320
Total noncurrent assets	61	109	446
TOTAL ASSETS	527	489	1,492
CURRENT LIABILITIES:
Note payable in default, including related parties	1,114	1,091	1,008
Short-term notes payable, including related parties	545	447	197
Convertible note – in default	2,296	2,321	2,361
Convertible notes payable, net	905	783	468
Accounts payable	2,976	3,019	2,600
Accrued liabilities	4,327	4,247	2,670
Deferred revenue	28	21	34
Total current liabilities	12,191	11,929	9,338
LONG-TERM LIABILITIES:
Warrants, at fair value	6,274	7,962	1,420
TOTAL LIABILITIES	18,465	19,891	10,758
COMMITMENTS & CONTINGENCIES
STOCKHOLDERS’ DEFICIT:
Common stock	879	791	742
Additional paid-in capital	117,869	117,416	116,380
Treasury stock, at cost	(132)	(132)	(132)
Accumulated deficit	(137,506)	(138,533)	(127,558)
TOTAL STOCKHOLDERS' DEFICIT	(17,938)	(19,402)	(9,266)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	527	489	1,492
Series C convertible preferred stock
STOCKHOLDERS’ DEFICIT:
Convertible preferred stock	251	355	601
Series C-1 convertible preferred stock
STOCKHOLDERS’ DEFICIT:
Convertible preferred stock	$ 701	$ 701	$ 0